Commitments and Contingencies - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Commitments and Contingencies Disclosure [Line Items]
Operating lease monthly base payments	$ 900,000	$ 500,000	$ 500,000
Operating lease expense incurred		75,000	161,000
Monthly Payment
Commitments and Contingencies Disclosure [Line Items]
Operating lease monthly base payments	10,694.0
Gaiam Incorporated
Commitments and Contingencies Disclosure [Line Items]
operating lease term		5 years
Gaiam Incorporated | Monthly Payment
Commitments and Contingencies Disclosure [Line Items]
Operating lease monthly base payments	$ 11,179.0
Minimum
Commitments and Contingencies Disclosure [Line Items]
Operating lease renewal clauses	3 years
Maximum
Commitments and Contingencies Disclosure [Line Items]
Operating lease renewal clauses	5 years